Profit Appropriation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 fund	Dec. 31, 2011
Profit Appropriation
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion	2
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%
Percentage of after-tax profit transferred by VIEs to statutory public welfare fund, low end of range	5.00%
Percentage of after-tax profit transferred by VIEs to statutory public welfare fund, high end of range	10.00%
Maximum amount of after-tax profit transferred by subsidiaries and VIEs to non-distributable reserve funds	$ 24.5	$ 18.1